Note Payable (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Notes Payable:
Principal outstanding	$ 10,000,000
Accrued Interest	99,857
Accrued Termination Fee	57,119
Note Payable Gross	10,156,976
Less: discount on note payable	(1,380,724)
Notes Payable	8,776,252	$ 3,708,000	$ 3,758,000
Less: current portion	2,000,004
Long-term portion	$ 6,776,248